WARRANT LIABILITY (Tables)	12 Months Ended
Mar. 31, 2026
Warrant Liability
Schedule of changes in the warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,896	232
Change in fair value of warrant liability		-	(6,868)
Warrant liability as of April 1, 2024	$-	323,686	$1,564
Change in fair value of warrant liability		-	388
Warrant liability as of March 31, 2025		323,686	$1,952
Fair value of warrants at issuance on January 27, 2026:
Placement Agent Warrants	$1.25	1,050,000	1,123
Change in fair value of warrant liability		-	(2,883)
Warrant liability as of March 31, 2026		1,373,686	$192

Schedule of inputs associated with calculating the fair value

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$0.32
Expected life (years)	3.01	1.51	0.51
Expected volatility	90.4%	207.73%	85.00%
Risk-free interest rate	4.95%	3.96%	3.65%
Dividend yield	-	-	-

Schedule of fair value

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$0.32
Expected life (years)	5.00	3.51	2.51
Expected volatility	100.7%	152.01%	95.00%
Risk-free interest rate	4.80%	3.91%	3.73%
Dividend yield	-	-	-

Schedule of Placement agent warrants

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$47.60	$47.50	$47.50
Share price	$39.40	$9.25	$0.32
Expected life (years)	4.99	3.51	2.51
Expected volatility	100.7%	152.01%	95.00%
Risk-free interest rate	4.80%	3.91%	3.73%
Dividend yield	-	-	-

Schedule of 2026 placement agent warrants

	January 19, 2026	March 31, 2026
Exercise price	$1.25	$1.25
Share price	$1.30	$0.32
Expected life (years)	5.0	4.79
Expected volatility	115.00%	105.00%
Risk-free interest rate	3.68%	3.83%
Dividend yield	-	-